SIGNIFICANT ACCOUNTING POLICIES - Property Plant and Equipment, Useful Life (Details)	12 Months Ended
Dec. 31, 2020
IT equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of fixed assets	1 year
IT equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of fixed assets	3 years
General plant and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of fixed assets	5 years
General plant and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of fixed assets	8 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives of fixed assets	5 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of fixed assets	5 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of fixed assets	8 years
MedCenter equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of fixed assets	5 years